Licensing Agreement and Royalty Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Licensing Agreement and Royalty Payable

Note 5 – Licensing Agreement and Royalty Payable

We have a licensing agreement with ABG TapouT, LLC (“TapouT”), providing us with licensing rights to the brand “TapouT” on energy drinks, energy shots, water, teas and sports drinks for beverages sold in the United States of America, its territories, possessions, U.S. military bases and Mexico. Under the terms of the agreement, we are required to pay a 6% royalty on net sales, as defined. In 2021 and 2020, we are required to make monthly payments of $49,500 and $45,000, respectively.

There were no unpaid royalties at March 31, 2021. We paid the guaranteed minimum royalty payments of $148,500 and $135,000 for the three-months ended March 31, 2021 and 2020, which is included in general and administrative expenses.

In connection with the Copa APA, we acquired the license to certain patents from 1/4 Vin SARL (“1/4 Vin”) On February 16, 2018, the Copa di Vino entered into three separate license agreements with 1/4 Vin SARL, (1/4 Vin). 1/4 Vin has the right to license certain patents and patent applications relating to inventions, systems, and methods used in the Company’s manufacturing process. In exchange for notes payable, 1/4 Vin granted the Company a nonexclusive, royalty-bearing, non-assignable, nontransferable, terminable license which would continue until the subject equipment is no longer in service or the patents expire. Amortization will be approximately $31,000 annually until the license agreement is fully amortized. The asset is being amortized over a 10-year useful life.

Note 5 – Licensing Agreement and Royalty Payable

We have a licensing agreement with ABG TapouT, LLC (“TapouT”), providing us with licensing rights to the brand “TapouT” on energy drinks, energy shots, water, teas and sports drinks for beverages sold in the United States of America, its territories, possessions, U.S. military bases and Mexico. Under the terms of the agreement, we are required to pay a 6% royalty on net sales, as defined. In 2020 and 2019, we are required to make monthly payments of $45,000 and $39,000, respectively.

There were no unpaid royalties at December 31, 2020. We paid the guaranteed minimum royalty payments of $540,000 and $468,000 for the years ended December 31, 2020 and 2019, which is included in general and administrative expenses.

In connection with the Copa APA, we acquired the license to certain patents from 1/4 Vin SARL (“1/4 Vin”)On February 16, 2018, the Copa di Vino entered into three separate license agreements with 1/4 Vin SARL, (1/4 Vin). 1/4 Vin has the right to license certain patents and patent applications relating to inventions, systems, and methods used in the Company’s manufacturing process. In exchange for notes payable, 1/4 Vin granted the Company a nonexclusive, royalty-bearing, non-assignable, nontransferable, terminable license which would continue until the subject equipment is no longer in service or the patents expire. Amortization will be approximately $31,000 annually until the license agreement is fully amortized. The asset is being amortized over a 10 year useful life.